ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Summary of Contract Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract with Customer, Asset, after Allowance for Credit Loss [Abstract]
Contract assets	¥ 313,479	¥ 476,493
Less: Allowance for credit losses	(1,626)	(4,201)
Contract assets, net	¥ 311,853	¥ 472,292